Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2014 ADS [Member] USD ($)	Sep. 04, 2014 Subsequent Event [Member] 2014 Facility 1 [Member] USD ($)	Jul. 02, 2014 Subsequent Event [Member] ADS [Member] USD ($)	Aug. 12, 2014 Subsequent Event [Member] Class A ordinary shares [Member] USD ($)
Subsequent Event [Line Items]
Number of ADSs issued in connection with the initial public offering			5,610,000
Offering Price			$ 13.50
Number of ADSs issued under exercised the over-allotment option					841,500
Aggregate gross proceeds to the Company					$ 11,360
Underwriting discounts and commissions					795
Number of ordinary shares issued upon exercise of options						750,000
Cash consideration related to shares issued upon exercise of options	40,182	3,495				368
Amount of loan repaid				$ 21,000